Regulatory Matters	6 Months Ended
Mar. 31, 2012
Regulatory Matters [Abstract]
Regulatory Matters
Note 14 — Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of tangible and core capital (as defined in the regulations) to total adjusted tangible assets (as defined) and of risk-based capital (as defined) to risk-weighted assets (as defined).

Management believes, as of March 31, 2012, September 30, 2011 and 2010, that the Bank met all capital adequacy requirements to which it was subject.

As of March 31, 2012, September 30, 2011 and 2010, the most recent notification from the regulators categorized the Bank as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Bank must maintain minimum tangible, core, and risk-based ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank's category.

Until recently, the Bank, the Company and the Mutual Holding Company were regulated by the Office of Thrift Supervision (the "OTS"). As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act, the OTS was eliminated and, as of July 21, 2011, the regulatory oversight functions and authority of the OTS related to the Bank were transferred to the Office of the Comptroller of the Currency (the "OCC") and the regulatory oversight functions and authority of the OTS related to the Holding Company and Mutual Holding Company, which are savings and loan holding companies, were transferred to the Board of Governors of the Federal Reserve System (the "Federal Reserve Board" or the "FRB").

In October 2010, the Bank and the Company and the Mutual Holding Company entered into Supervisory Agreements (the "Agreement") with the OTS (that was assumed by the OCC) that required compliance with certain items within specified timeframes as outlined in the Agreements. With the exception of certain deviations, which we do not believe were significant, to the provisions regarding commercial loan originations, the Company and the Bank have operated in compliance with the Supervisory Agreements in all material respects.

The Bank's actual capital amounts and ratios are also presented in the table:

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount	Ratio
	(Dollars in thousands)
As of March 31, 2012 (unaudited):
Tangible Capital (to tangible assets)	$53,442	8.27%	$	≥ 9,689	1.50%	$—	N/A
Core Capital (to adjusted tangible assets)	53,442	8.27		≥25,838	4.00	≥32,297	5.00%
Tier 1 Capital (to risk-weighted assets)	53,442	12.45		≥17,174	4.00	≥25,761	6.00
Total risk-based Capital (to risk- weighted assets)	58,842	13.71		≥34,347	8.00	≥42,934	10.00

As of September 30, 2011:
Tangible Capital (to tangible assets)	$49,681	7.54%	$	≥ 9,878	1.50%	$—	N/A
Core Capital (to adjusted tangible assets)	49,681	7.54		≥26,342	4.00	≥32,928	5.00%
Tier 1 Capital (to risk-weighted assets)	49,681	10.76		≥18,476	4.00	≥27,714	6.00
Total risk-based Capital (to risk- weighted assets)	55,493	12.01		≥36,952	8.00	≥46,190	10.00

As of September 30, 2010:
Tangible Capital (to tangible assets)	$59,026	8.24%	$	≥10,739	1.50%	$—	N/A
Core Capital (to adjusted tangible assets)	59,026	8.24		≥28,637	4.00	≥35,796	5.00%
Tier 1 Capital (to risk-weighted assets)	59,026	11.83		≥19,962	4.00	≥29,944	6.00
Total risk-based Capital (to risk- weighted assets)	64,116	12.85		≥39,925	8.00	≥49,906	10.00

The following table presents a reconciliation of the Bank's equity determined using accounting principles generally accepted in the United States of America ("US GAAP") and its regulatory capital amounts as of March 31, 2012, September 30, 2011 and 2010:

		September 30,
	March 31, 2012	2011	2010
	(Unaudited)
	(Dollars in thousands)
Bank GAAP equity	$58,131	$53,321	$59,129
Disallowed portion of deferred tax asset	(4,234)	(3,350)	—
Net unrealized (loss) gain on securities available for sale, net of income taxes	(455)	(290)	(103)
Tangible Capital , Core Capital and Tier 1 Capital	53,442	49,681	59,026
Allowance for loan losses (excluding specific reserves of $0 (unaudited), $1,259* and $3,067 for six months ended March 31, 2012 and fiscal years 2011 and 2010, respectively), (also excluding 1.25% of risk-weighted assets of $2,676 (unaudited), $3,031 and $0 for six months ended March 31, 2012, and fiscal years 2011 and 2010, respectively)	5,400	5,812	5,090
Total Risk-Based Capital	$58,842	$55,493	$64,116

*	Specific reserves based on regulatory specifications